Restricted cash (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash Details
Total restricted cash	433,369	74,135
Less current portion, amounts scheduled to be released to NXT within 12 months	(433,369)
Restricted cash non current portion		74,135